United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/10

Date of Reporting Period:  Quarter ended 5/31/10

Item 1.                      Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares		Value
	Adjustable Rate Mortgages – 36.7%
	Federal Home Loan Mortgage Corp. ARM – 7.6%
$316,900	2.500%, 4/1/2035	329,433
6,464,676	2.587%, 7/1/2030	6,629,994
1,129,805	2.626%, 1/1/2035	1,179,492
578,932	2.692%, 4/1/2027	585,896
2,182,052	2.730%, 4/1/2036	2,295,400
2,501,001	2.836%, 4/1/2034	2,612,816
6,019,747	2.994%, 11/1/2034	6,307,753
6,641,727	3.017%, 5/1/2035	6,931,552
4,543,849	3.266%, 2/1/2036	4,782,479
14,398,258	3.702%, 12/1/2039	14,910,361
9,215,822	4.385%, 5/1/2035	9,464,797
143,125	4.567%, 9/1/2020	148,941
2,719,558	4.711%, 4/1/2038	2,869,982
6,825,191	5.910%, 7/1/2036	7,155,407
	TOTAL	66,204,303
	Federal National Mortgage Association ARM – 28.9%
10,807,718	1.621%, 3/1/2044	10,771,998
4,199,095	1.670%, 7/1/2042	4,180,447
62,066	1.850%, 10/1/2028	63,491
5,787,579	2.323%, 10/1/2033	5,926,907
2,257,442	2.328%, 5/1/2035	2,329,201
11,900,321	2.370%, 12/1/2034 - 5/1/2035	12,335,227
2,295,191	2.421%, 11/1/2035	2,333,126
259,004	2.500%, 2/1/2019	266,401
9,119,839	2.590%, 2/1/2033 - 12/1/2033	9,519,558
504,128	2.639%, 5/1/2018	518,439
1,350,666	2.654%, 12/1/2040	1,406,227
12,244,431	2.680%, 6/1/2033 - 6/1/2035	12,822,847
5,727,231	2.694%, 6/1/2034	5,987,803
178,493	2.730%, 2/1/2020	183,000
14,726,298	2.740%, 7/1/2034 - 7/1/2035	15,346,916
185,001	2.757%, 10/1/2016	189,460
3,228,862	2.791%, 2/1/2036	3,378,329
13,061,591	2.800%, 10/1/2034	13,506,783
115,699	2.845%, 10/1/2033	120,379
479,916	2.864%, 7/1/2027	501,449
3,117,268	2.925%, 5/1/2036	3,289,690
5,215,588	2.927%, 1/1/2036	5,494,166
11,947,122	3.071%, 5/1/2039	12,395,767
5,606,327	3.101%, 7/1/2035	5,819,424
33,483,869	3.270%, 8/1/2039	34,730,809
16,732,860	3.428%, 1/1/2039	17,468,428
18,425,226	3.553%, 1/1/2040	18,977,282
5,276,954	3.800%, 7/1/2039	5,464,634
15,044,826	3.907%, 11/1/2039	15,613,912

Principal Amount or Shares		Value
$5,570,566	4.065%, 7/1/2036	5,765,146
557,860	4.280%, 4/1/2034	586,501
1,811,952	4.489%, 5/1/2038	1,896,635
6,446,978	4.726%, 10/1/2035	6,717,142
2,180,378	4.812%, 12/1/2034	2,282,677
15,049,567	4.968%, 12/1/2039	15,766,468
	TOTAL	253,956,669
	Government National Mortgage Association ARM – 0.2%
288,955	3.125%, 11/20/2023 - 10/20/2029	298,562
38,387	3.250%, 1/20/2030	40,037
1,060,225	3.375%, 1/20/2022 - 3/20/2023	1,098,074
440,045	3.625%, 7/20/2023 - 9/20/2023	454,745
90,389	4.375%, 5/20/2029	94,262
	TOTAL	1,985,680
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $317,785,479)	322,146,652
	Collateralized Mortgage Obligations – 42.2%
	Federal Home Loan Mortgage Corp. REMIC – 12.8%
2,973,993	REMIC 3001 EA, 0.687%, 3/15/2035	2,955,150
2,788,362	REMIC 3174 FL, 0.687%, 6/15/2036	2,783,967
3,634,383	REMIC 3380 FP, 0.687%, 11/15/2036	3,619,257
3,583,830	REMIC 3179 FP, 0.717%, 7/15/2036	3,562,868
3,891,690	REMIC 2819 F, 0.737%, 6/15/2034	3,883,547
16,763,798	REMIC 3317 F, 0.737%, 7/15/2036	16,640,772
2,828,054	REMIC 3301 MF, 0.737%, 4/15/2037	2,776,888
1,740,331	REMIC 3221 FW, 0.757%, 9/15/2036	1,738,701
2,116,528	REMIC 3213 GF, 0.767%, 9/15/2036	2,105,758
4,000,980	REMIC 3085 UF, 0.787%, 12/15/2035	3,984,773
495,292	REMIC 2774 FQ, 0.887%, 4/15/2031	496,295
2,062,527	REMIC 2475 FD, 0.887%, 6/15/2031	2,078,393
1,957,019	REMIC 2380 FL, 0.937%, 11/15/2031	1,979,272
8,572,963	REMIC 3593 CF, 0.937%, 2/15/2036	8,577,164
21,953,966	REMIC 3611 FH, 1.087%, 7/15/2034	22,840,094
9,286,009	REMIC 3550 GF, 1.087%, 7/15/2039	9,362,117
7,841,550	REMIC MS 1128 F, 1.247%, 7/15/2037	7,967,841
784,462	REMIC 2448 FA, 1.337%, 1/15/2032	799,331
829,984	REMIC 2452 FC, 1.337%, 1/15/2032	845,715
2,664,999	REMIC 2480 NF, 1.337%, 1/15/2032	2,713,907
3,388,723	REMIC 2475 F, 1.337%, 2/15/2032	3,455,062
2,803,299	REMIC 2434 FA, 1.337%, 3/15/2032	2,855,542
881,036	REMIC 2470 EF, 1.337%, 3/15/2032	897,455
867,522	REMIC 2498 AF, 1.337%, 3/15/2032	883,689
2,700,338	REMIC 2459 FP, 1.337%, 6/15/2032	2,754,465
	TOTAL	112,558,023
	Federal National Mortgage Association REMIC – 29.4%
6,573,016	REMIC 2007-16 PF, 0.533%, 3/25/2037	6,499,389
14,560,555	REMIC 2006-49 PF, 0.593%, 4/25/2036	14,470,396
7,016,475	REMIC 2005-29 FE, 0.643%, 4/25/2035	6,954,242
8,451,212	REMIC 2005-67 FJ, 0.643%, 8/25/2035	8,369,007
11,779,869	REMIC 2007-75 EF, 0.643%, 1/25/2036	11,764,481

Principal Amount or Shares			Value
$1,540,531		REMIC 2006-11 FB, 0.643%, 3/25/2036	1,527,592
21,381,577		REMIC 2006-72 TE, 0.643%, 8/25/2036	21,231,326
1,187,979		REMIC 2004-27 FM, 0.663%, 7/25/2022	1,188,766
2,205,927		REMIC 2006-20 PF, 0.663%, 11/25/2030	2,191,179
1,844,011		REMIC 2005-67 FM, 0.693%, 8/25/2035	1,816,352
8,938,421		REMIC 2006-65 DF, 0.693%, 7/25/2036	8,884,099
1,553,476		REMIC 2006-81 FA, 0.693%, 9/25/2036	1,544,195
3,337,363		REMIC 2006-8 NF, 0.713%, 3/25/2036	3,310,523
1,357,033		REMIC 2007-15 AF, 0.713%, 3/25/2037	1,340,340
10,129,486		REMIC 2004-28 PF, 0.743%, 3/25/2034	10,120,717
3,283,465		REMIC 2006-76 QF, 0.743%, 8/25/2036	3,267,060
9,940,199		REMIC 2006-103 FB, 0.743%, 10/25/2036	9,911,194
1,242,934		REMIC 2003-90 FL, 0.793%, 3/25/2031	1,246,017
1,037,023		REMIC 2001-57 FA, 0.793%, 6/25/2031	1,035,995
2,562,554		REMIC 2007-88 FY, 0.803%, 9/25/2037	2,561,607
1,594,391		REMIC 2002-52 FG, 0.843%, 9/25/2032	1,603,999
7,649,555		REMIC 2007-84 FN, 0.843%, 8/25/2037	7,615,000
25,575,301		REMIC 2010-39 EF, 0.863%, 4/30/2040	25,479,460
811,334		REMIC 2002-77 FG, 0.888%, 12/18/2032	815,355
2,749,689		REMIC 2001-32 FA, 0.893%, 7/25/2031	2,775,056
1,937,345		REMIC 2007-102 FA, 0.913%, 11/25/2037	1,935,115
991,038		REMIC 2001-71 FS, 0.943%, 11/25/2031	1,000,090
832,466		REMIC 2001-62 FC, 0.993%, 11/25/2031	842,165
1,383,632		REMIC 2002-8 FA, 1.088%, 3/18/2032	1,405,612
11,961,280		REMIC 200966 FA, 1.093%, 9/25/2039	12,002,599
17,061,900		REMIC 2009-87 FX, 1.093%, 11/25/2039	17,203,904
12,966,260		REMIC 2009-106 FN, 1.093%, 1/25/2040	13,107,181
5,549,107		REMIC 2009-78 UF, 1.113%, 10/25/2039	5,600,157
19,657,788		REMIC 2009-87 HF, 1.193%, 11/25/2039	19,849,503
4,414,150		REMIC 2002-7 FG, 1.243%, 1/25/2032	4,484,379
2,146,138		REMIC 2002-77 FA, 1.338%, 12/18/2032	2,187,715
6,635,718		REMIC 2002-58 FG, 1.343%, 8/25/2032	6,606,122
1,078,304		REMIC 2002-60 FH, 1.343%, 8/25/2032	1,099,204
12,179,312		REMIC 2008-69 FB, 1.343%, 6/25/2037	12,309,873
965,381		REMIC 1995-17 B, 2.390%, 2/25/2025	967,998
		TOTAL	258,124,964
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $366,104,330)	370,682,987
		FDIC-Guaranteed Debt – 3.1%
12,000,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.324%, 8/9/2010	11,989,853
14,950,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.271%, 6/21/2010	14,978,231
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $26,942,011)	26,968,084
		GOVERNMENT AGENCY – 2.3%
20,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Note, 0.198%, 6/2/2010 (IDENTIFIED COST $19,979,832)	19,999,959
		Mortgage-Backed Securities – 12.7%
63,056,838		Federal Home Loan Mortgage Corp., 4.500%, 5/1/2023 - 6/1/2040	65,790,361
12,674,647		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023 - 4/1/2039	13,395,326
9,961,343		Federal Home Loan Mortgage Corp., 5.500%, 8/1/2023 - 10/1/2037	10,676,064

Principal Amount or Shares			Value
$8,946,677		Federal National Mortgage Association, 4.500%, 4/1/2024	9,374,459
11,217,513		Federal National Mortgage Association, 5.000%, 1/1/2024 - 3/1/2039	11,786,778
736,289		Federal National Mortgage Association, 5.500%, 9/1/2037	783,106
36,559		Government National Mortgage Association, 8.500%, 1/15/2030	40,980
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $110,071,068)	111,847,074
		MUTUAL FUND – 5.6%
49,266,530	[2,3]	Government Obligations Fund, Institutional Shares, 0.05% (AT NET ASSET VALUE)	49,266,530
		TOTAL INVESTMENTS — 102.6% (IDENTIFIED COST $890,149,250)[4]	900,911,286
		OTHER ASSETS AND LIABILITIES - NET — (2.6)%[5]	(22,361,540)
		TOTAL NET ASSETS — 100%	$878,549,746
1	Floating rate note with current rate and next reset date shown.
2	Affiliated company.
3	7-Day net yield.
4	At May 31, 2010, the cost for federal tax purposes was $890,149,250. The net unrealized appreciation of investments for federal tax purposes was $10,762,036. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,198,269 and net unrealized depreciation from investments for those securities having an excess of cost over value of $436,233.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$322,146,652	$ —	$322,146,652
Collateralized Mortgage Obligations	—	370,682,987	—	370,682,987
FDIC-Guaranteed Debt	—	26,968,084	—	26,968,084
Government Agency	—	19,999,959	—	19,999,959
Mortgage-Backed Securities	—	111,847,074	—	111,847,074
Mutual Fund	49,266,530	—	—	49,266,530
TOTAL SECURITIES	$49,266,530	$851,644,756	$ —	$900,911,286

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010